DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY
10	DERIVATIVE LIABILITY

The short-term convertible notes disclosed in note 9 above, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time. This gives rise to a derivative financial liability, which was initially valued at inception of the convertible note using a Black-Scholes valuation model. The value of this derivative financial liability was re-assessed at March 31, 2017 and March 31, 2016, and $247,770 and $0 was charged to the statement of operations and comprehensive loss, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

	Three
	Months Ended	Year ended
	March 31,	December 31,
	2017	2016
Conversion price	$0.11 to 0.22	$0.22 to 0.23
Risk free interest rate	0.63 to 1.04%	0.85%
Expected life of derivative liability	4 to 11 months	9 months
expected volatility of underlying stock	132.56 to 138.19%	133.0%
Expected dividend rate	0%	0%

The movement in derivative liability is as follows:

	March 31, 2017	December 31, 2016

Opening balance	$113,074	$-
Derivative financial liability arising from convertible note	458,000	77,000
Fair value adjustment to derivative liability	247,770	36,074
	$818,844	$113,074

11	DERIVATIVE LIABILITY

The short-term convertible note disclosed in note 10 above, has variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time. This gives rise to a derivative financial liability, which was initially valued at $77,000 at inception of the convertible note using a Black-Scholes valuation model. The value of this derivative financial liability was re-assessed at December 31, 2016 and an additional charge of $36,074 was charged to the statement of operations and comprehensive loss. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

Year ended
December 31,
2016
Conversion price	$0.22 to 0.23
Risk free interest rate	0.85%
Expected life of derivative liability	9 months
expected volatility of underlying stock	133.0%
Expected dividend rate	0%

The movement in derivative liability is as follows:

	December 31, 2016	December 31, 2015

Opening balance	$-	$-
Derivative financial liability arising from convertible note	77,000	-
Fair value adjustment to derivative liability	36,074	-
	$113,074	$-